Supplement to the
Fidelity® Real Estate Index Fund
Institutional Class
September 29, 2016
As Revised January 13, 2017
Summary Prospectus

Effective January 11, 2017, Fidelity® Real Estate Index Fund changed its classification from a non-diversified fund to a diversified fund.

URX-I-SUM-17-01 1.9870405.105	February 8, 2017

Supplement to the
Fidelity® Real Estate Index Fund
Investor Class and Premium Class
September 29, 2016
As Revised January 13, 2017
Summary Prospectus

Effective January 11, 2017, Fidelity® Real Estate Index Fund changed its classification from a non-diversified fund to a diversified fund.

URX-SUM-17-01 1.9870404.104	February 8, 2017